Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

The following table presents the net cash paid (received) during the period for interest, net of capitalized interest, and income taxes:

	Three Months Ended March 31,
	2014	2013
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$2.6	$1.6
Income taxes	0.1	0.3

Included in net cash flows from operations was cash provided by SunCoke Middletown of $14.0 and $23.7 for the three months ended March 31, 2014 and 2013, respectively. Consolidated cash and cash equivalents at March 31, 2014 and December 31, 2013, includes $0.4 and $14.2, respectively, of cash and cash equivalents of SunCoke Middletown. There are no compensating balance arrangements or legal restrictions on the cash and cash equivalents of SunCoke Middletown, however, it is not available for the Company’s use.

The Company had non-cash capital investments during the three months ended March 31, 2014 and 2013, that had not been paid as of the end of the respective period. These amounts are included in accounts payable and accrued liabilities and have been excluded from the Condensed Consolidated Statements of Cash Flows. The Company also granted restricted stock to certain employees and restricted stock units to directors under the Stock Incentive Plan. The amounts of non-cash investing and financing activities were as follows:

	Three Months Ended March 31,
	2014	2013
Capital investments	$10.3	$6.9
Issuance of restricted stock and restricted stock units	3.1	2.3

Supplemental Cash Flow Information

The following table presents the net cash paid (received) during the period for interest, net of capitalized interest, and income taxes:

	2013	2012	2011
Net cash paid (received) during the period for:
Interest, net of capitalized interest	$116.2	$69.5	$44.3
Income taxes	1.2	1.3	0.1

Included in net cash flows from operations was cash provided by (used by) SunCoke Middletown of $82.6, $55.2 and $(15.7) for the years ended December 31, 2013, 2012 and 2011, respectively. Consolidated cash and cash equivalents at December 31, 2013, includes $14.2 of cash and cash equivalents of SunCoke Middletown. There are no compensating balance arrangements or legal restrictions on the cash and cash equivalents of SunCoke Middletown, however, it is not available for the Company’s use.

The Company had non-cash capital investments during the years ended December 31, 2013, 2012 and 2011, that had not been paid as of the end of the respective period. These amounts are included in accounts payable and accrued liabilities and have been excluded from the Consolidated Statements of Cash Flows. The Company also granted restricted stock to certain employees and restricted stock units to directors under the SIP. The amounts of non-cash investing and financing activities for the years ended December 31, 2013, 2012 and 2011, were as follows:

	2013	2012	2011
Capital investments	$10.2	$13.9	$10.2
Capital investments—SunCoke Middletown	—	—	16.3
Issuance of restricted stock and restricted stock units	3.0	5.4	5.7
Issuance of note payable for AK Coal purchase (at fair value)	—	—	10.2